Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Jul. 19, 2017
Net loss	$ (243,863)	$ (367,915)	$ (742,057)	$ (456,049)	$ (55,148)	$ (672,687)
Cash on hand	39,405	$ 36,904	39,405	$ 36,904	$ 219,413	$ 44,614
Subsequent Events [Member]
Cash on hand							$ 9,900,000
ADVA-Tec Agreement [Member]
Minimum spending amount over first three years	5,000,000		5,000,000
Aggregate payment per year after third year	2,500,000		2,500,000
ADVA-Tec Agreement [Member] | Development And Regulatory Milestones [Member]
Milestone Payment			14,600,000
ADVA-Tec Agreement [Member] | Commercial Milestones [Member]
Milestone Payment			20,000,000
ADVA-Tec Agreement [Member] | Minimum [Member]
License agreement fee	$ 1,250,000		$ 1,250,000
Percentage of Royalty Rate on sales			1.00%
ADVA-Tec Agreement [Member] | Maximum [Member]
Percentage of Royalty Rate on sales			10.00%
Dare Stock Purchase Agreement [Member]
Ownership Interests			49.00%